RETIREMENT PLANS AND OTHER BENEFITS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																																																									12 Months Ended																																									12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2011 U.S. Defined Benefit Pension plans	Dec. 31, 2010 U.S. Defined Benefit Pension plans	Dec. 31, 2009 U.S. Defined Benefit Pension plans	Dec. 31, 2011 U.S. Defined Benefit Pension plans Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Cash, Including Money Market Funds [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds International [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds International [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds International [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2009 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Cash, Including Money Market Funds [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Cash, Including Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Real Estate Funds [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Real Estate Funds [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Real Estate Funds [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Fixed Income Securities [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Securities [Member]	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Funds [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Bonds [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Bonds [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Bonds [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Information Technology, Financial, Health Care, Energy, Consumer and Industrial Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member]	Dec. 31, 2011 Information Technology, Financial, Health Care, Energy, Consumer and Industrial Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Large Cap [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds International [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Equity Index [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]	Dec. 31, 2011 Other Industries [Member] U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds Japan Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds Asia Pacific Ex Japan Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member]	Dec. 31, 2011 Other Industries [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds North American Equities [Member]	Dec. 31, 2011 Financial, Consumer, Industrial, Materials and Energy Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds International [Member]	Dec. 31, 2011 Financial, Information Technology, Consumer, Industrial, Energy, and Health Care [Member] U.S. Defined Benefit Pension plans Investment Funds Mid Small Cap [Member]	Dec. 31, 2011 Financial, Basic Materials, Industrials, Consumer, and Technology Sectors [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds Asia Pacific Ex Japan Equities [Member]	Dec. 31, 2011 Consumer, Industrial, Financial, Basic Materials, Information Technology, and Health Care Sector [Member] Non-U.S. Defined Benefit Pension Plans Equity Securities [Member]	Dec. 31, 2011 Diversified Asset Portfolio [Member] Non-U.S. Defined Benefit Pension Plans Equity Securities [Member]
Dec. 31, 2011
Financial, Information Technology, Oil and Gas, Consumer, Health Care and Industrial Sectors [Member]
Non-U.S. Defined Benefit Pension Plans
Investment Funds North American Equities [Member]
																																																																																																																											Dec. 31, 2011 Financial, Oil and Gas, Consumer, Basic Materials, Health Care and Industrial Sectors [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds UK Equities [Member]	Dec. 31, 2011 Financial, Consumer, Industrials, Basic Materials and Utility Sector [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds European Ex UK Equities [Member]	Dec. 31, 2011 Investment Grade Bonds [Member] U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]	Dec. 31, 2011 US Government Securities [Member] U.S. Defined Benefit Pension plans Investment Funds Long Duration Bonds [Member]	Dec. 31, 2011 Telecommunications, Energy, Utilities, Financial, Health Care, and Information Technology Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds High Yield Bonds [Member]	Dec. 31, 2011 Financial, Industrial and Utility Sectors [Member] U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]	Dec. 31, 2011 US Treasury Securities [Member] U.S. Defined Benefit Pension plans Investment Funds Long Corporate A Bonds [Member]	Dec. 31, 2011 UK Government Bonds [Member] Non-U.S. Defined Benefit Pension Plans Investment Funds UK Long Bond [Member]	Dec. 31, 2011 Europe [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 North America [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Asia Pacific [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets (as a percent)		100.00%	100.00%																																																	100.00%	100.00%																																																			88.00%	88.00%	12.00%	12.00%	15.00%	12.00%	4.00%	3.00%	11.00%	11.00%	14.00%	12.00%	11.00%	85.00%	88.00%	89.00%	70.00%	19.00%	89.00%	88.00%	86.00%	49.00%	48.00%	48.00%	84.00%	12.00%	63.00%				40.00%	43.00%	37.00%	48.00%	60.00%	57.00%	58.00%	49.00%	5.00%	3.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other, Range Minimum																																																																																										30.00%																																																57.50%		25.00%		5.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other, Range Maximum																																																																																										70.00%																																																62.00%		60.00%		10.00%
Target allocation 2012 for equity securities, low end of range (as a percent)																																																																																											35.00%																																											37.50%		35.00%
Target allocation 2012 for equity securities, high end of range (as a percent)																																																																																											65.00%																																											42.50%		65.00%
Investment in equity securities (as a percent)	40.00%
Defined Benefit Plan, Fair Value of Plan Assets		$ 111.4	$ 99.3	$ 94.3	$ 1.4	$ 110.0	$ 1.4	$ 1.4	$ 0	$ 13.9	[1]	$ 0	[1]	$ 13.9	[1]	$ 6.1	[2]	$ 0	[2]	$ 6.1	[2]	$ 11.0	[3]	$ 0	[3]	$ 11.0	[3]	$ 13.9	[4]	$ 0	[4]	$ 13.9	[4]	$ 11.3	[5]	$ 0	[5]	$ 11.3	[5]	$ 26.8	[6]	$ 0	[6]	$ 26.8	[6]	$ 27.0	[7]	$ 0	[7]	$ 27.0	[7]	$ 119.7	$ 91.5	$ 87.1	$ 4.9	$ 114.8	$ 4.9	$ 4.9	$ 0	$ 7.7	[8]	$ 0	[8]	$ 7.7	[8]	$ 11.6	[9]	$ 0	[9]	$ 11.6	[9]	$ 9.1	[10]	$ 0	[10]	$ 9.1	[10]	$ 52.8	[11]	$ 0	[11]	$ 52.8	[11]	$ 7.8	[12]	$ 0	[12]	$ 7.8	[12]			$ 15.5	[13]	$ 0	[13]	$ 15.5	[13]	$ 10.3	[14]	$ 0	[14]	$ 10.3	[14]
Target allocation for equity securities by geographic location																																																																																																																																			84.00%	9.00%	7.00%

[1]	This class invests in U.S. large capitalization stocks with approximately 88% in information technology, energy, financial, health care, consumer and industrial sectors and 12% in other industries.
[2]	This class invests in U.S. mid to small capitalization stocks with approximately 88% in financial, information technology, industrial, consumer, health care, energy and materials sectors and 12% in other industries.
[3]	This class includes non-U.S. stocks in diversified industries and countries with approximately 85% in financial, consumer, industrial, materials, energy and health care sectors and 15% in other industries.
[4]	This class invests in U.S. stocks with approximately 88% in information technology, financial, energy, health care, consumer and industrial sectors and 12% in other industries. The fund seeks a total return, which corresponds to the S&P 500 Index.
[5]	This class primarily focuses on the high yield market of investment grade bonds of U.S. issuers from diverse industries with approximately 48% in the energy, telecommunications, consumer, utilities, and health care sectors.
[6]	This class primarily targets the longer-term, higher investment grade bond market of U.S. issuers with approximately 84% in the financial, industrial and utility sectors, approximately 12% in U.S. Treasuries and approximately 4% in other securities.
[7]	This class primarily focuses on investments with a long duration and includes approximately 49% of investment grade bonds of U.S. issuers in the financial, industrial and utility sectors, 48% in U.S. government securities and 3% in other securities.
[8]	This class invests in stocks of European (excluding U.K.) based companies with approximately 86% in financial, consumer, industrials, health care, basic materials, oil and gas and communications sectors and 14% in other industries.
[9]	This class invests in stocks of U.K. based companies with approximately 88% in financial, oil and gas, consumer, basic materials, health care and industrial sectors and 12% in other industries.
[10]	This class invests in stocks of North American based companies with approximately 89% in technology, financial, oil and gas, consumer, industrial and health care sectors and 11% in other industries.
[11]	This class represents U.K. government securities, other sterling denominated fixed-income securities and index linked securities. Approximately 63% is invested in U.K. government bonds with the remainder primarily in corporate bonds.
[12]	This class primarily comprises investments in a diversified range of property principally in the residential, retail, office and industrial/warehouse sectors.
[13]	This class invests in stocks with approximately 70% in financial, industrial, consumer, basic materials and information technology, 19% in a diversified asset portfolio and 11% in other industries.
[14]	This class invests in bonds with approximately 89% in European government bonds, corporate bonds and loans backed by Swiss mortgages, and 11% in other investments.